Land use rights, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 69,095	$ 10,049	¥ 62,419	¥ 100,892
Use Rights [Member]
Amortization of acquired intangible assets and land use right	¥ 48,100		¥ 47,909	¥ 43,915